Segment Reporting	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

The Company has three reportable segments consisting of Ben Liquidity, Ben Custody and Customer ExAlt Trusts. As additional products and services are offered in the future, we expect to have additional reportable segments, including Ben Insurance Services and Ben Markets.

As the central operating hub of the company, Ben Liquidity is responsible for offering Ben’s fiduciary alternative asset liquidity and financing products through AltAccess. Ben Custody delivers products that address the administrative and regulatory burden of holding alternative assets by offering full service bespoke custody and trust administration services, and specialized document custodian services to Customers. Certain of Ben’s operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts. Certain of the Customer ExAlt Trusts hold interests in alternative assets and therefore recognize changes in such assets’ net asset value in earnings. Certain other Customer ExAlt Trusts pay interest on the ExAlt Loans to Ben Liquidity and transaction fees to Ben Liquidity and Ben Custody in connection with the liquidity transactions, and pay fees to Ben Custody for providing full-service trust administration services to the trustees of the Customer ExAlt Trusts. The amounts paid to Ben Liquidity and Ben Custody are eliminated solely for financial reporting purposes in our consolidated financial statements but directly impact the allocation of income (loss) to Ben’s and BCH’s equity holders.

The Corporate & Other category includes the following items, among others:

●	Equity-based compensation;

●	Gains (losses) on changes in the fair value of interests in the GWG Wind Down Trust (or common stock and L Bonds of GWG Holdings, as applicable) held by Ben;

●	Interest expense incurred on the corporate related debt transactions; and

●	Operations of Ben Insurance Services and Ben Markets that are not considered reportable segments as they do not meet the quantitative criteria to be separately reported.

The Corporate & Other category also consists of unallocated corporate overhead and administrative costs.

These segments are differentiated by the products and services they offer as well as by the information used by the Company’s chief operating decision maker to determine allocation of resources and assess performance. Operating income (loss) is the measure of profitability used by management to assess the performance of its segments and allocate resources. Performance is measured by the Company’s chief operating decision maker on an unconsolidated basis because management makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation of any of the Customer ExAlt Trusts.

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Three Months Ended June 30, 2024

	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$11,028	$—	$—	$11,028
Loss on financial instruments, net	—	—	(1,175)	(8)	—	(1,183)
Interest income	—	—	—	12	—	12
Trust services and administration revenues	—	189	—	—	—	189
Other income	—	—	—	—	—	—

Intersegment revenues
Interest income	10,849	—	—	—	(10,849)	—
Trust services and administration revenues	—	5,193	—	—	(5,193)	—
Total revenues	10,849	5,382	9,853	4	(16,042)	10,046

External expenses
Employee compensation and benefits	430	356	—	3,064	—	3,850
Interest expense	3,081	—	—	1,207	—	4,288
Professional services	474	396	622	4,052	—	5,544
Provision for credit losses	—	—	522	2	—	524
Loss on impairment of goodwill	—	3,129	—	265	—	3,394
Release of loss contingency related to arbitration award	—	—	—	(54,973)	—	(54,973)
Other expenses	451	214	120	2,296	—	3,081

Intersegment expenses
Interest expense	—	—	34,799	—	(34,799)	—
Provision for credit losses	6,927	—	—	—	(6,927)	—
Other expenses	—	—	3,419	—	(3,419)	—
Total expenses	11,363	4,095	39,482	(44,087)	(45,145)	(34,292)

Operating income (loss)	$(514)	$1,287	$(29,629)	$44,091	$29,103	$44,338

	Three Months Ended June 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$500	$—	$—	$500
Loss on financial instruments, net	—	—	(1,803)	(1,658)	—	(3,461)
Interest income	—	—	8	108	—	116
Trust services and administration revenues	—	8	—	94	—	102

Intersegment revenues
Interest income	12,007	—	—	—	(12,007)	—
Trust services and administration revenues	—	6,568	—	—	(6,568)	—
Total revenues	12,007	6,576	(1,295)	(1,456)	(18,575)	(2,743)

External expenses
Employee compensation and benefits	2,493	560	—	32,770	—	35,823
Interest expense	758	—	1,874	1,152	—	3,784
Professional services	633	501	1,261	7,978	—	10,373
Loss on impairment of goodwill	901,000	195,305	—	—	—	1,096,305
Other expenses	654	207	356	5,725	—	6,942

Intersegment expenses
Interest expense	—	—	29,780	—	(29,780)	—
Provision for loan losses	9,495	—	—	—	(9,495)	—
Other expenses	—	—	3,844	—	(3,844)	—
Total expenses	915,033	196,573	37,115	47,625	(43,119)	1,153,227

Operating income (loss)	$(903,026)	$(189,997)	$(38,410)	$(49,081)	$24,544	$(1,155,970)

	As of June 30, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$255,858	$—	$—	$—	$(255,858)	$—
Investments, at fair value	—	—	331,367	—	—	331,367
Other assets	2,310	21,884	19,362	9,250	(36,181)	16,625
Goodwill and intangible assets, net	—	7,767	—	5,545	—	13,312
Total Assets	$258,168	$29,651	$350,729	$14,795	$(292,039)	$361,304

	As of March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$256,184	$—	$—	$—	$(256,184)	$—
Investments, at fair value	—	—	329,113	6	—	329,119
Other assets	5,814	20,398	19,467	12,510	(35,513)	22,676
Goodwill and intangible assets, net	—	10,896	—	5,810	—	16,706
Total Assets	$261,998	$31,294	$348,580	$18,326	$(291,697)	$368,501

18. Segment Reporting

The Company has three reportable segments consisting of Ben Liquidity, Ben Custody and Customer ExAlt Trusts. As additional products and services are offered in the future, we expect to have additional reportable segments, including Ben Insurance Services and Ben Markets.

As the central operating hub of the company, Ben Liquidity is responsible for offering Ben’s fiduciary alternative asset liquidity and financing products through AltAccess. Ben Custody delivers products that address the administrative and regulatory burden of holding alternative assets by offering full service bespoke custody and trust administration services, and specialized document custodian services to Customers. Certain of Ben’s operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts. Certain of the Customer Exalt Trusts hold interests in alternative assets and therefore recognize changes in such assets’ net asset value in earnings. Certain other Customer ExAlt Trusts pay interest on the ExAlt Loans to Ben Liquidity and transaction fees to Ben Liquidity and Ben Custody in connection with the liquidity transactions, and pay fees to Ben Custody for providing full-service trust administration services to the trustees of the Customer ExAlt Trusts. The amounts paid to Ben Liquidity and Ben Custody are eliminated solely for financial reporting purposes in our consolidated financial statements but directly impact the allocation of income (loss) to Ben’s and BCH’s equity holders.

The Corporate & Other category includes the following items, among others:

●	Equity-based compensation;

●	Gains (losses) on changes in the fair value of interests in the GWG Wind Down Trust (or common stock and L Bonds of GWG Holdings, as applicable) held by Ben;

●	Interest expense incurred on the corporate related debt transactions; and

●	Operations of Ben Insurance Services and Ben Markets that are not considered reportable segments as they do not meet the quantitative criteria to be separately reported.

The Corporate & Other category also consists of unallocated corporate overhead and administrative costs.

These segments are differentiated by the products and services they offer as well as by the information used by the Company’s chief operating decision maker to determine allocation of resources and assess performance. Operating income (loss) is the measure of profitability used by management to assess the performance of its segments and allocate resources. Performance is measured by the Company’s chief operating decision maker on an unconsolidated basis because management makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation of any of the Customer ExAlt Trusts.

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (dollars in thousands):

	Year Ended March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$4,791	$—	$—	$4,791
Loss on financial instruments, net	—	—	(102,584)	(1,937)	—	(104,521)
Interest income	—	—	10	447	—	457
Trust services and administration revenues	—	365	—	—	—	365
Other income	—	—	215	(3)	—	212

Intersegment revenues
Interest income	46,947	—	—	—	(46,947)	—
Trust services and administration revenues	—	24,169	—	—	(24,169)	—
Total revenues	46,947	24,534	(97,568)	(1,493)	(71,116)	(98,696)

External expenses
Employee compensation and benefits	5,903	2,297	—	56,929	—	65,129
Interest expense	8,724	—	4,091	4,744	—	17,559
Professional services	1,993	1,187	3,277	23,542	—	29,999
Provision for credit losses	—	—	254	5,762	—	6,016
Loss on impairment of goodwill	1,725,880	583,323	—	45,117	—	2,354,320
Loss on arbitration	—	—	—	54,973	—	54,973
Other expenses	2,057	997	1,191	17,609	—	21,854

Intersegment expenses
Interest expense	—	—	126,339	—	(126,339)	—
Provision for loan losses	113,354	25,541	—	—	(138,895)	—
Other expenses	—	—	15,345	—	(15,345)	—
Total expenses	1,857,911	613,345	150,497	208,676	(280,579)	2,549,850

Operating income (loss)	$(1,810,964)	$(588,811)	$(248,065)	$(210,169)	$209,463	$(2,648,546)

	As of March 31, 2024
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$256,184	$—	$—	$—	$(256,184)	$—
Investments, at fair value	—	—	329,113	6	—	329,119
Other assets	5,814	20,398	19,467	12,510	(35,513)	22,676
Goodwill and intangible assets, net	—	10,896	—	5,810	—	16,706
Total Assets	$261,998	$31,294	$348,580	$18,326	$(291,697)	$368,501

	Year Ended March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(54,010)	$—	$—	(54,010)
Loss on financial instruments, net	—	—	(35,085)	(16,336)	—	(51,421)
Interest income	—	—	54	358	—	412
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	86	—	86

Intersegment revenues
Interest income	50,819	—	—	—	(50,819)	—
Trust services and administration revenues	—	29,012	—	—	(29,012)	—
Total revenues	50,819	29,042	(89,041)	(15,892)	(79,831)	(104,903)

External expenses
Employee compensation and benefits	8,527	2,219	—	34,781	—	45,527
Interest expense	2,893	—	8,957	3,621	—	15,471
Professional services	2,849	2,018	5,033	28,522	—	38,422
Provision for credit losses	—	—	13,843	6,737	—	20,580
Other expenses	2,313	759	1,905	23,292	—	28,269

Intersegment expenses
Interest expense	—	—	110,905	—	(110,905)	—
Provision for loan losses	80,749	—	—	—	(80,749)	—
Other expenses	—	—	18,354	—	(18,354)	—
Total expenses	97,331	4,996	158,997	96,953	(210,008)	148,269

Operating income (loss)	$(46,512)	$24,046	$(248,038)	$(112,845)	$130,177	$(253,172)

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$366,760	$—	$—	$—	$(366,760)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026
Total Assets	$2,102,087	$641,685	$502,306	$78,138	$(413,521)	$2,910,695